Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Trade accounts receivable	$ 951	$ 827
Allowance for doubtful accounts	(12)	(7)
Total	$ 939	$ 820